PRINCIPAL ACCOUNTING POLICIES (Details 13)	9 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
Other income (net)
Gain on deconsolidation of subsidiaries	$ 357,143,424	¥ 2,269,860,747
Financial subsidies		128,633,538	¥ 96,454,198
Reimbursement from the depository		11,582,882
Foreign exchange (losses)/gains		3,994,310	(10,814,803)
Dividends from a cost method investment			39,036,138
Gain on disposal of cost method investment			1,674,498
Bank Charge		(50,633,202)	(35,117,403)
Others		26,687,406	7,273,655
Total	$ 376,066,096	¥ 2,390,125,681	¥ 98,506,283